Consolidated Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares issued	16,786,952	14,017,909
Common stock, shares outstanding	16,786,952	14,017,909
Preferred stock par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock shares authorized	10,000,000	10,000,000
Series A Convertible Preferred Stock [Member]
Convertible preferred stock, shares authorized	10,000	10,000
Convertible preferred stock, shares issued	0	4,555
Convertible preferred stock, shares outstanding	0	4,555
Convertible preferred stock, aggregate liquidation preference	$ 0	$ 0
Series B Convertible Preferred Stock [Member]
Preferred stock par value (in dollars per share)	$ 0.001
Convertible preferred stock, shares authorized	13,780	0
Convertible preferred stock, shares issued	12,780	0
Convertible preferred stock, shares outstanding	12,780	0
Convertible preferred stock, aggregate liquidation preference	$ 0	$ 0